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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                      Pioneer Ibbotson Asset Allocation Series Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  January 31

Date of reporting period:  April 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Ibbotson Conservative Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited)


 Shares                                         Value

        MUTUAL FUNDS - 89.9%
        PIONEER FUNDS - 89.9%
269,225 Pioneer Bond Fund Class Y              $  2,393,413

 14,660 Pioneer Cullen Value Fund Class Y       277,956

 11,653 Pioneer Fund Class Y                    552,120

 72,181 Pioneer Government Income Fund Class Y  665,512

125,018 Pioneer High Yield Fund Class Y       1,380,199

 37,052 Pioneer International Equity Fund Clas  972,248

 8,515  Pioneer Mid-Cap Growth Fund Class Y     138,374

 70,026 Pioneer Oak Ridge Large Cap Growth Fun  957,253

 91,400 Pioneer Research Fund Class Y           967,016

340,183 Pioneer Short Term Income Fund Class Y3,303,178

 7,794  Pioneer Small Cap Value Fund Class Y    275,501

 40,272 Pioneer Strategic Income Fund Class Y   414,394

 7,319  Pioneer Value Fund Class Y              137,969



TOTAL INVESTMENTS IN SECURITIES - 89.9%        $12,435,133
(Cost $12,246,101) (a)
OTHER ASSETS AND LIABILITIES - 10.1%          1,403,705
TOTAL NET ASSETS - 100.0%                      $13,838,838




(a)    At April 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $12,246,101 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost       $     280,031
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value       (90,999)
       Net unrealized gain                     $     189,032



Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2006 aggregated $11,372,307 and $664,052, respectively.


Pioneer Ibbotson Moderate Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited)


Shares                                                    Value

           MUTUAL FUNDS - 95.4%
           PIONEER FUNDS - 95.4%
2,728,292  Pioneer Bond Fund Class Y                     $  24,254,512

427,691    Pioneer Cullen Value Fund Class Y             8,109,014

94,921     Pioneer Emerging Markets Fund Class Y         3,101,074

345,961    Pioneer Fund Class Y                         16,391,611

1,133,202  Pioneer Government Income Fund Class Y       10,448,123

158,987    Pioneer Growth Opportunities Fund Class Y     5,380,115

1,445,837  Pioneer High Yield Fund Class Y              15,962,036

1,247,533  Pioneer International Equity Fund Class Y    32,735,259

493,107    Pioneer Mid-Cap Growth Fund Class Y           8,012,996

104,207    Pioneer Mid-Cap Value Fund Class Y            2,660,409

2,702,190  Pioneer Oak Ridge Large Cap Growth Fund Class36,938,935

282,499    Pioneer Real Estate Shares Fund Class Y       8,082,291

2,530,686  Pioneer Research Fund Class Y                26,774,657

4,165,196  Pioneer Short Term Income Fund Class Y       40,444,058

227,314    Pioneer Small Cap Value Fund Class Y          8,035,534

428,539    Pioneer Value Fund Class Y                    8,077,962



TOTAL INVESTMENTS IN SECURITIES - 95.4%                  $255,408,586
(Cost $235,884,520) (a)
OTHER ASSETS AND LIABILITIES - 4.6%                     12,262,604
TOTAL NET ASSETS - 100.0%                                $267,671,190




(a)    At April 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $235,884,520 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                 $  22,174,297
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                (2,650,231)
       Net unrealized gain                               $  19,524,066



Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2006 aggregated
$138,516,452 and $101,916,861, respectively.



Pioneer Ibbotson Growth Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited)


Shares                                             Value

          MUTUAL FUNDS - 100.2%
          PIONEER FUNDS - 100.2%
1,871,534 Pioneer Bond Fund Class Y               $  16,637,937

435,181   Pioneer Cullen Value Fund Class Y       8,251,029

209,030   Pioneer Emerging Markets Fund Class Y   6,829,021

310,670   Pioneer Fund Class Y                   14,719,565

408,111   Pioneer Government Income Fund Class Y  3,762,785

241,762   Pioneer Growth Opportunities Fund Class 8,181,229

553,062   Pioneer High Yield Fund Class Y         6,105,810

1,267,625 Pioneer International Equity Fund Class33,262,471

502,023   Pioneer Mid-Cap Growth Fund Class Y     8,157,879

159,143   Pioneer Mid-Cap Value Fund Class Y      4,062,931

2,063,295 Pioneer Oak Ridge Large Cap Growth Fund28,205,242

286,998   Pioneer Real Estate Shares Fund Class Y 8,211,001

2,125,236 Pioneer Research Fund Class Y          22,485,002

2,366,117 Pioneer Short Term Income Fund Class Y 22,974,992

173,025   Pioneer Small Cap Value Fund Class Y    6,116,416

435,960   Pioneer Value Fund Class Y              8,217,851



TOTAL INVESTMENTS IN SECURITIES - 100.2%          $206,181,161
(Cost $187,305,848) (a)
OTHER ASSETS AND LIABILITIES - (0.2%)             (461,320)
TOTAL NET ASSETS - 100.0%                         $205,719,841




(a)    At April 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $187,305,848 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost          $  20,074,726
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value         (1,199,413)
        Net unrealized gain                       $  18,875,313



Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2006 aggregated
$112,266,564 and $41,214,508, respectively.


Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited)


Shares                                              Value

           MUTUAL FUNDS - 100.5%
           PIONEER FUNDS - 100.5%
963,957    Pioneer Bond Fund Class Y               $    8,569,579

344,743    Pioneer Cullen Value Fund Class Y       6,536,334

172,725    Pioneer Emerging Markets Fund Class Y   5,642,928

200,040    Pioneer Fund Class Y                    9,477,900

191,923    Pioneer Growth Opportunities Fund Class 6,494,674

1,052,892  Pioneer International Equity Fund Class27,627,884

397,758    Pioneer Mid-Cap Growth Fund Class Y     6,463,566

151,248    Pioneer Mid-Cap Value Fund Class Y      3,861,371

1,584,295  Pioneer Oak Ridge Large Cap Growth Fund21,657,310

227,178    Pioneer Real Estate Shares Fund Class Y 6,499,559

1,469,498  Pioneer Research Fund Class Y          15,547,290

410,600    Pioneer Short Term Income Fund Class Y  3,986,925

109,738    Pioneer Small Cap Value Fund Class Y    3,879,253

276,380    Pioneer Value Fund Class Y              5,209,755



TOTAL INVESTMENTS IN SECURITIES - 100.5%           $131,454,328
(Cost $114,835,959) (a)
OTHER ASSETS AND LIABILITIES - (0.5%)              (610,310)
TOTAL NET ASSETS - 100.0%                          $130,844,018





(a)    At April 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $114,835,959 was as follows:
        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost           $  16,827,324
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value           (208,955)
        Net unrealized gain                        $  16,618,369



Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2006 aggregated $86,440,913 and $48,569,148, respectively.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2006

* Print the name and title of each signing officer under his or her signature.